OPERATING LEASES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Agreement term	the Company has sixteen separate operating lease agreements for three office spaces, one warehouse and twelve stores in PRC with remaining lease terms of from 12 months to 67 months.	the Company has sixteen separate operating lease agreements for three office spaces, one warehouse and twelve stores in PRC with remaining lease terms of from 12 months to 67 months.	the Company has twelve separate operating lease agreements for three office spaces, one warehouse and eight stores in PRC with remaining lease terms of from 21 months to 76 months.	the Company has twelve separate operating lease agreements for three office spaces, one warehouse and eight stores in PRC with remaining lease terms of from 21 months to 76 months.
Lease expenses | $			$ 115,499		$ 18,870
Qingmei Lin [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Agreement term	The agreement covers the period from January 1, 2019 to April 30, 2027.	The agreement covers the period from January 1, 2019 to April 30, 2027.	The agreement covers the period from January 1, 2019 to April 30, 2027.	The agreement covers the period from January 1, 2019 to April 30, 2027.
Payments for Rent	$ 1,450		$ 1,450	¥ 10,000
Qingmei Lin [Member] | Operating Lease Agreement [Member] | R M B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Rent		¥ 10,000
Shenzhen Industry Development Ltd [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Rent	$ 4,349		$ 4,349	¥ 30,000
Shenzhen Industry Development Ltd [Member] | Operating Lease Agreement [Member] | R M B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Rent		¥ 30,000
Hongwei Ye [Member] | Operating Lease Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Agreement term	The agreement covers the period from September 27, 2020 to September 30, 2023.	The agreement covers the period from September 27, 2020 to September 30, 2023.	The agreement covers the period from September 27, 2020 to September 30, 2023.	The agreement covers the period from September 27, 2020 to September 30, 2023.
Payments for Rent	$ 139		$ 139	¥ 960
Hongwei Ye [Member] | Operating Lease Agreement [Member] | R M B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Rent		¥ 960